OPERATING SEGMENTS - Operating Segment Information, Geographic and Significant Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	$ 1,312,248	$ 1,189,982
Revenue	915,911	747,495
Customer Concentration Risk | Metal sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 905,144	$ 617,607
Concentration risk	99.00%	83.00%
Customer 1 | Customer Concentration Risk | Metal sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 442,767	$ 326,447
Customer 2 | Customer Concentration Risk | Metal sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	186,195	148,280
Customer 3 | Customer Concentration Risk | Metal sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	182,762	142,880
Customer 4 | Customer Concentration Risk | Metal sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	93,420	0
Australia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	571,569	666,626
Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	$ 740,679	$ 523,356